HOTEL OPERATING COSTS	12 Months Ended
Dec. 31, 2017
HOTEL OPERATING COSTS
HOTEL OPERATING COSTS

13.HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased and owned hotels, manachised and franchised hotels and consist of the following:

	Years Ended December 31,
	2015	2016	2017
Rents	1,804,532	1,870,879	2,058,954
Utilities	341,620	345,615	365,100
Personnel costs	919,555	1,088,380	1,388,284
Depreciation and amortization	645,058	676,996	773,202
Consumable, food and beverage	485,099	494,764	550,513
Others	316,283	455,539	538,098

Total	4,512,147	4,932,173	5,674,151